Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019	Oct. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 140,807		$ 140,807		$ 101,560
Derivative liabilities	144,710		144,710		98,543
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	140,807		140,807		101,560
Derivative liabilities	144,710		144,710		$ 98,543
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains excluding foreign currency translation, recognized in OCI	25	$ 18	29	$ 29
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	698	344	698	344
Derivative liabilities	$ 1,544	$ 1,096	$ 1,544	$ 1,096